Inventories	12 Months Ended
Sep. 30, 2020
Inventory Disclosure [Abstract]
INVENTORIES
5.	INVENTORIES

As of September 30, 2019 and 2020, inventories consisted of the following:

	As of September 30,
	2019	2020
Finished goods(1)	$394,200	$610,751
Raw materials(2)	2,415,320	237,453
Others	998	19,548
Inventories	$2,810,518	$867,752

(1)	Finished goods includes battery packs and e-bicycles.

(2)	Raw materials mainly include battery cells purchased by the Company for battery packs assembling and e-bicycles production.